Investment Objectives and Goals - Tuttle Capital No Bleed Tail Risk ETF	Jun. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital No Bleed Tail Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tuttle Capital No Bleed Tail Risk ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Tuttle Capital No Bleed Tail Risk Index.